Tema Oncology ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Biotechnology - 67.1%(a)
AbbVie, Inc.	6,973	$1,297,745
Amgen, Inc.	6,508	1,875,476
AnaptysBio, Inc. (b)	11,053	245,708
Arcellx, Inc. (b)	30,040	1,864,282
Arcus Biosciences, Inc. (b)	37,110	331,392
Argenx SE - ADR (b)	1,809	1,037,027
Autolus Therapeutics PLC - ADR (b)	116,653	204,143
BeOne Medicines Ltd. - ADR (b)	7,473	1,835,219
Blueprint Medicines Corp. (b)	18,202	1,844,773
Bridgebio Pharma, Inc. (b)	80,180	2,746,165
Celcuity, Inc. (b)	16,489	175,278
CG oncology, Inc. (b)	44,659	1,144,164
Cogent Biosciences, Inc. (b)	113,994	620,127
Cullinan Therapeutics, Inc. (b)	41,369	357,635
Day One Biopharmaceuticals, Inc. (b)	105,314	671,903
Exelixis, Inc. (b)	68,778	2,960,205
Genmab AS - ADR (b)	116,562	2,441,974
Gilead Sciences, Inc.	7,735	851,469
Ideaya Biosciences, Inc. (b)	67,534	1,343,251
Immunocore Holdings PLC - ADR (b)	21,522	787,705
Immunome, Inc. (b)	69,992	613,130
Incyte Corp. (b)	5,678	369,411
Janux Therapeutics, Inc. (b)	48,517	1,154,705
Legend Biotech Corp. - ADR (b)	54,933	1,590,310
Mereo Biopharma Group PLC - ADR (b)	147,616	317,375
Merus NV (b)	46,727	2,619,983
Nurix Therapeutics, Inc. (b)	78,601	835,529
Nuvalent, Inc. - Class A (b)	35,699	2,663,502
Regeneron Pharmaceuticals, Inc.	1,459	715,319
Relay Therapeutics, Inc. (b)	94,135	282,405
Replimune Group, Inc. (b)	39,637	355,940
Revolution Medicines, Inc. (b)	91,311	3,597,653
Summit Therapeutics, Inc. (b)	103,631	1,887,639
Syndax Pharmaceuticals, Inc. (b)	58,434	615,894
Zai Lab Ltd. - ADR (b)	67,877	2,045,813
Zymeworks, Inc. (b)	50,253	574,392
		44,874,641

Health Care Equipment & Supplies - 0.3%
Lantheus Holdings, Inc. (b)	2,924	220,938

Health Care Providers & Services - 0.7%
Guardant Health, Inc. (b)	10,999	446,779

Health Care Technology - 0.4%
Schrodinger, Inc. (b)	11,892	257,105

Life Sciences Tools & Services - 0.5%
Illumina, Inc. (b)	3,708	304,946

Pharmaceuticals - 30.6%(a)
Arvinas, Inc. (b)	38,281	275,623
AstraZeneca PLC	20,437	2,951,827
Bristol-Myers Squibb Co.	52,136	2,517,126
Chugai Pharmaceutical Co. Ltd.	19,954	1,051,539
Daiichi Sankyo Co. Ltd.	71,767	1,916,181
Eli Lilly & Co.	4,188	3,089,362
Enliven Therapeutics, Inc. (b)	31,571	561,017
Merck & Co., Inc.	22,308	1,714,147
Novartis AG	25,507	2,914,244
Roche Holding AG - ADR	84,930	3,422,679
		20,413,745
TOTAL COMMON STOCKS (Cost $67,744,201)		66,518,154

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.23% (c)	294,819	294,819
TOTAL SHORT-TERM INVESTMENTS (Cost $294,819)		294,819

TOTAL INVESTMENTS - 100.0% (Cost $68,039,020)		$66,812,973
Other Assets in Excess of Liabilities - 0.0% (d)		26,126
TOTAL NET ASSETS - 100.0%		$66,839,099
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(d)	Represents less than 0.05% of net assets.

Tema ETF Trust
Tema Oncology ETF
Notes to Quarterly Schedule of Investments
May 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$66,518,154	$–	$–	$66,518,154
Money Market Funds	294,819	–	–	294,819
Total Investments	$66,812,973	$–	$–	$66,812,973

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2025
(% of Net Assets)
United States	$45,102,483	67.4%
Switzerland	6,336,923	9.5
United Kingdom	4,261,050	6.4
Netherlands	3,657,010	5.4
Japan	2,967,720	4.5
Denmark	2,441,974	3.7
China	2,045,813	3.1
Other Assets in Excess of Liabilities	26,126	0.0 (a)
	$66,839,099	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of May 31, 2025
(% of Net Assets)
Health Care	$66,518,154	99.6%
Money Market Funds	294,819	0.4
Other Assets in Excess of Liabilities	26,126	0.0 (a)
	66,839,099	100.0%

(a)	Represents less than 0.05% of net assets.